Other Current Liabilities - Summary of Other Current Liabilities (Detail) - SEK (kr) kr in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Other Current Liabilities [line items]
Accrued interest	kr 439	kr 335
Accrued expenses	26,294	35,896
Derivative liabilities	1,794	2,621
Total	36,985	46,193
Of which employee-related [member]
Disclosure of Other Current Liabilities [line items]
Accrued expenses	13,440	19,630
Of which supplier-related [member]
Disclosure of Other Current Liabilities [line items]
Accrued expenses	8,009	9,849
Of which other [member]
Disclosure of Other Current Liabilities [line items]
Accrued expenses	4,845	6,417
Other [member]
Disclosure of Other Current Liabilities [line items]
Other	kr 8,458	kr 7,341